Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Finance lease interest income	$ 1,167	$ 1,457	$ 1,767
Total operating revenues	1,167	1,457	1,767
Operating expenses
General and administrative expenses	(134)	(102)	(119)
Total operating expenses	(134)	(102)	(119)
Net operating income	1,033	1,355	1,648
Other income (expenses)
Interest income	1	1	9
Interest expense	(1,215)	(1,501)	(1,787)
Amortization of deferred charges	(19)	(19)	(19)
Total other expenses	(1,233)	(1,519)	(1,797)
Net loss	(200)	(164)	(149)
Retained earnings at the start of the year	953	1,117	1,266
Retained earnings at the end of the year	$ 753	$ 953	$ 1,117